Investments Accounted for Using Equity Method - Summary of Financial Information of Group Investments Accounted for Using Equity Method (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Information Of Group Investments Accounted For Using Equity Method [Line Items]
Total revenues	¥ 18,985	¥ 10,981	¥ 4,361
Cost of revenues	(11,708)	(7,171)	(3,129)
Income from operations	2,039	1,593	103
Profit for the year	1,832	1,319	85
Total current assets	20,778	7,467
Total non-current assets	23,827	22,533
Current liabilities	6,238	3,527
Non-current liabilities	595	325
Associates and Joint Ventures
Disclosure Of Financial Information Of Group Investments Accounted For Using Equity Method [Line Items]
Total revenues	362	403	260
Cost of revenues	(163)	(280)	(141)
Income from operations	6	16	65
Profit for the year	(5)	17	38
Total current assets	948	786	709
Total non-current assets	91	201	160
Current liabilities	¥ 222	200	168
Non-current liabilities		¥ 1	¥ 5